Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)	The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2024 US$m	2023 US$m	2022 US$m	2024 US$m	2023 US$m
Equity-settled awards	170	140	117	–	–
Cash-settled awards	2	4	5	5	6
Total	172	144	122	5	6

Summary of non-vested and vested shares	Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2024 number	Weighted average fair value at grant date 2024 £	2023 number	Weighted average fair value at grant date 2023 £	2024 number	Weighted average fair value at grant date 2024 A$	2023 number	Weighted average fair value at grant date 2023 A$
Unvested awards at 1 January	2,596,811	24.34	2,903,449	24.36	1,011,192	54.74	1,040,240	52.51
Awarded	1,077,110	28.22	562,747	28.40	579,982	67.34	287,714	61.66
Forfeited	(77,417)	27.33	(166,376)	27.94	(35,737)	60.05	(28,789)	51.91
Failed performance conditions	(38,101)	24.68	–	–	(11,058)	54.55	–	–
Vested	(801,809)	24.52	(703,009)	26.84	(175,600)	54.55	(287,973)	53.88
Unvested awards at 31 December	2,756,594	25.71	2,596,811	24.34	1,368,779	59.97	1,011,192	54.74

	Rio Tinto plc awards				Rio Tinto Limited awards
	2024 number	Weighted average share price at vesting 2024 £	2023 number	Weighted average share price at vesting 2023 £	2024 number	Weighted average share price at vesting 2024 A$	2023 number	Weighted average share price at vesting 2023 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	924,836	51.12	767,439	59.21	143,996	124.24	238,405	122.58
Vested awards settled in cash during the year (including dividend shares applied on vesting)	111,446	51.70	181,492	58.36	83,388	124.36	140,690	123.40
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global Employee
Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2024 number	Weighted average fair value at grant date 2024 £	2023 number	Weighted average fair value at grant date 2023 £	2024 number	Weighted average fair value at grant date 2024 A$	2023 number	Weighted average fair value at grant date 2023 A$
Unvested awards at 1 January(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
Awarded	1,360,676	46.54	1,298,578	49.59	1,189,754	110.96	1,159,498	107.86
Forfeited	(115,973)	47.67	(113,473)	57.02	(152,069)	106.75	(144,531)	102.40
Cancelled	(94,111)	44.97	(71,160)	46.21	(70,514)	98.85	(61,993)	93.15
Vested	(909,986)	52.00	(889,496)	39.59	(767,686)	105.79	(712,686)	86.09
Unvested awards at 31 December(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
Comprising:
–Management Share Awards	1,337,860	52.10	1,321,207	54.05	1,228,291	115.71	1,211,757	113.03
–Bonus Deferral Awards	74,844	50.75	102,388	55.64	39,652	117.82	56,597	113.90
–Global Employee Share Plan	1,593,851	45.11	1,350,559	46.22	1,512,535	97.14	1,312,639	93.50
–UK Share Plan	44,179	53.25	35,974	54.68	–	–	–	–
Unvested awards at 31 December(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2024 number	Weighted average share price at vesting 2024 £	2023 number	Weighted average share price at vesting 2023 £	2024 number	Weighted average share price at vesting 2024 A$	2023 number	Weighted average share price at vesting 2023 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
–Management Share Awards	569,907	51.97	537,748	57.86	458,429	123.92	476,813	121.87
–Bonus Deferral Awards	90,422	50.18	87,475	55.43	44,477	119.53	23,569	123.91
–Global Employee Share Plan	431,973	51.59	493,187	55.05	401,915	120.73	374,232	118.12
–UK Share Plan	7,403	51.56	6,791	53.28	–	–	–	–
Vested awards settled in cash during the year (including dividend shares applied on vesting):
–Bonus Deferral Awards	–	–	–	–	–	–	–	–
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.